Non-current financial assets - Disclosure of Classification in Non-current Financial Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Fair value of membership in Construction Association of Republic of Korea	$ 107,862	$ 107,890
Non-current financial assets	$ 107,862	$ 107,890	$ 114,520